TPMT Trust 2015-6
For
Towd Point Asset Depositor LLC
By
American Mortgage Consultants, Inc.
November 10, 2015

REVIEW SUMMARY
This report summarizes the process and findings of reviews performed by American Diligence, LLC (“AMC”) on mortgage loans sold to an affiliate of Towd Point Asset Depositor LLC (“Client”) from various bulk transactions (the “Review”).

PROJECT SCOPE & PROCEDURES

A.	Compliance Review (1,290 Mortgage Loans)
AMC reviewed each residential mortgage loan to determine, as applicable, to the extent possible and subject to the caveats below, whether the mortgage loan complies with:

(I) Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:
a)	Rescission (§1026.23):
i)	failure to provide the right of rescission notice;
ii)	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);
iii)	errors in the right of rescission notice;
iv)	failure to provide the correct form of right of rescission notice;
v)	failure to provide the three (3) business day rescission period; and
vi)	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures.
b)	TIL Disclosure (§§1026.17, 18 and 19):
i)	review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);
ii)	proper execution by all required parties;
iii)	principal and interest calculations, and proper completion of the interest rate and payment summary; and
iv)	timing of initial and re-disclosed TIL(s).
c)	Tolerances (§§1026.18, 22 and 23):
i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re-calculated APR; and
ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re-calculated Finance Charge.
d)	High-cost Mortgage (§§1026.31, 32 and 33):
i)	points and fees threshold test;
ii)	APR threshold test; and
iii)	prepayment penalty test; and (iv) compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage.
e)	Higher-priced Mortgage Loan (§1026.35):
i)	APR threshold test; and
ii)	compliance with the escrow account and appraisal requirements.

(II) Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:
a)	Good Faith Estimate (GFE) (§1024.7):
i)	confirm the presence of the current GFE form in effect at the time of origination;
ii)	verify GFE was provided to the borrower(s) within three (3) business days of application;
iii)	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;

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iv)	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and
v)	confirm the presence of a settlement service provider list, as applicable.
b)	Final HUD-1/A Settlement Statement (HUD) (§1024.8):
i)	confirm current applicable HUD form was provided;
ii)	determination that the loan file contains the final HUD;
iii)	escrow deposit on the final HUD matches the initial escrow statement amount; and
iv)	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.
c)	GFE and Final HUD Comparison (§1024.7):
i)	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;
ii)	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and
iii)	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.
d)	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):
i)	confirm the presence of the Servicing Disclosure Statement form in the loan file;
ii)	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;
iii)	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;
iv)	confirm the Special Information Booklet was provided within three (3) business days of application;
v)	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;
vi)	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;
vii)	confirm the Affiliated Business Arrangement Disclosure is executed; and
viii)	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing.

(III) Fannie Mae points and fees limitations and HOEPA restrictions as addressed in Fannie Mae Announcement 04-06

(IV) The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

(V) The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

(VI) Federal and state specific late charge and prepayment penalty provisions.

(VII) Document Review
AMC reviewed each loan file and verified if the following documents, if applicable for the Review scope in question at the time of review, were included in the file and if the data on these documents was consistent:
▪	Initial application (1003);
▪	Sales contract;
▪	Hazard and/or flood insurance policies;
▪	Appraisal;
▪	Title/Preliminary Title
▪	Initial TIL
▪	Final 1003
▪	Final TIL
▪	Initial and final GFE’s
▪	Final HUD-1
▪	Right of Rescission Disclosure

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▪	Mortgage/Deed of Trust
▪	Note
▪	Mortgage Insurance
▪	Tangible Net Benefit Disclosure
▪	FACTA disclosures
▪	Certain other disclosures related to the enumerated tests set forth in section 7.

Please be advised that AMC did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by AMC are dependent upon its receiving complete and accurate data regarding the mortgage loans from loan originators and other third parties upon which AMC is relying in reaching such findings.

Please be further advised that AMC does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by AMC do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to AMC. Information contained in any AMC report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged AMC to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by AMC are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. AMC does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by AMC.

REVIEW RESULTS AND DEAL NOTES - COMPLIANCE
(1) Type of assets that were reviewed.
AMC performed due diligence services as described below on 4,057 unique mortgage loans utilizing various scopes of review as discussed below in Item 4(2). All of these mortgage loans were purchased by an affiliate of Client in various bulk transactions during various periods in 2014 and 2015, and were reviewed by AMC on behalf of such party. Over 70% of the mortgage loans, as measured versus the compliance sample only, are secured by single family detached residences. The mortgage loans were originated by multiple originators and have origination dates spanning 25 years from 1988 through 2013.  The mortgage loans were reviewed via files imaged and provided by Client or its designee for review. The Client has informed AMC that the mortgage loans are all re-performing loans and additionally that all the loans been modified.

(2) Sample size of the assets reviewed.
The Review was conducted on 100% of the securitization mortgage loan population. The Review originally consisted of a population of 4,149 mortgage loans. Subsequent to the Review, the Client reduced the population to be submitted for securitization for various reasons unknown to AMC. The data and summary below reflect only the 4,057 mortgage loans remaining in the pool.

The mortgage loan review sample was broken down into the following scopes:
▪	Compliance Review: 1,290 mortgage loans with an approximate principal balance of $313.19 million
▪	Pay History Review: 3,478 mortgage loans
▪	Post Close Pay History Review: 118 mortgage loans
▪	Collection Comment Review: 756 mortgage loans
▪	BPO Reconciliation Review: 929 mortgage loans
▪	SAFE Act Review: 30 mortgage loans

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(3) Determination of the sample size and computation.
The Compliance Review was conducted on 1,290 mortgage loans (representing 31.80% of the final securitization mortgage loan population based upon information relayed to AMC by the Client) consistent with the criteria for the NRSRO(s) identified in Item 3 of the ABS Due Diligence-15E.

(4) Quality or integrity of information or data about the assets: review and methodology.
AMC compared data fields on the bid tape provided by Client to the data found in the actual file as captured by AMC. This comparison included the following data fields that were common to all mortgage loans in the Compliance sample, there were several additional fields that were unique to specific reviews which resulted in a larger population of data delta elements in the Tape Integrity Review Results Summary below.

Appraised Value	Current Balance	Occupancy Type	Purpose
Origination Date	Original Balance	Original Interest Rate	Original P&I
Term	First Payment Date	Borrower First Name	Borrower Last Name
Co-Borrower First Name	Co-Borrower Last Name	Appraised Value	City
State	Zip	Arm Index	Arm Life Rate Cap
Arm Margin

Of the 1,290 mortgage loans reviewed, 1,148 (representing 88.99% of the mortgage loans reviewed) unique loans had tape discrepancies over 37 unique fields. The large differences in Maturity Date, Original Rate, and Origination Date can likely be attributed to a comparison of the origination data gathered by AMC to data that is reflective of the modification in some fields on the tape. This is a common discrepancy found in the data tapes provided on modified mortgage loans. The data for LTV, CLTV and DTI was taken directly from various documents in the mortgage loan files and was not recalculated for this compliance review.
Data Integrity
Field	# of Loans	Percentage of Loans
Address	9	0.70%
Appraised Value	86	6.67%
Junior Lien Balance	35	2.71%
Balloon Flag	12	0.93%
Original Balance	9	0.70%
City	11	0.85%
CLTV	70	5.43%
First Payment Date	23	1.78%
Interest Only Term	58	4.50%
Loan Type	31	2.40%
LTV	34	2.64%
Maturity Date	541	41.94%
MI Company	1	0.08%
MI Coverage	1	0.08%
Mod Maturity Date	37	2.87%
Mod P&I	49	3.80%
Mod Rate	19	1.47%
Mod Flag	1	0.08%
Borrower Last Name	10	0.78%
Neg Am Limit	1	0.08%
Occupancy	19	1.47%
Original P&I	327	25.35%

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Data Integrity
Field	# of Loans	Percentage of Loans
Origination Date	162	12.56%
PI Amount	39	3.02%
PMI Flag	1	0.08%
Property Type	142	11.01%
Purpose	204	15.81%
Rate Cap First	35	2.71%
Rate Cap Life	7	0.54%
Rate Cap Periodic	1	0.08%
Rate Index	10	0.78%
Original Rate	510	39.53%
Rate Reset Date First	2	0.16%
Amortization Term	3	0.23%
Original Term	697	54.03%
Units	1	0.08%
Zip	47	3.64%

(5) Grading and Exception Summary (Fitch Grading Criteria)
Pursuant to the applicable NRSRO criteria, AMC graded certain compliance exceptions as non-material based upon seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which are raised as a defense to foreclosure. Information contained in any AMC report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

Though 31 mortgage loans (representing 2.40% of the mortgage loans reviewed) had prepayment penalties that violated state regulations, all of these mortgage loans were aged past the prepayment penalty period. All TILA finance charge tolerance exceptions were cited, but many of the exceptions were cured at or just after closing. If a cure was provided the grade was changed from a “C” to a “B.”

NRSRO Grade	# of Loans	Percentage of Loans
A	477	36.98%
B	540	41.86%
C	57	4.42%
D	216	16.74%
Grand Total	1,290	100%

Exception Listing
The following exceptions were noted on the loans included in the Compliance Review.

Exceptions	# of Loans	Percentage of Loans
Missing FACTA disclosure	484	37.52%
Finance charge not within tolerance	199	15.43%
Missing final HUD-1	148	11.47%
Missing evidence of title	120	9.30%
Missing Right to Cancel form	61	4.73%
Missing final 1003	41	3.18%
Missing final TIL	40	3.10%

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Exceptions	# of Loans	Percentage of Loans
Late charge not allowed per state	32	2.48%
Prepayment penalty not allowed per state	31	2.40%
HUD-1 in file is estimated	29	2.25%
Incomplete/Illegible HUD-1 in file	25	1.94%
RTC violation - disbursement date prior to RTC expiration date	19	1.47%
APR not within tolerance	17	1.32%
Final TIL in file not signed by all vested parties	16	1.24%
Missing copy of Modification agreement	13	1.01%
State loan - not compliant	12	0.93%
Missing appraisal	11	0.85%
Missing copy of subject lien Mortgage	10	0.78%
RESPA: Reason for redisclosed GFE is not documented	10	0.78%
RTC violation - expiration date not 3 days after the later of signature date and transaction date	9	0.70%
Incomplete/Illegible RTC in file	8	0.62%
Misc. Credit Exception 1	7	0.54%
Incomplete copy of title	6	0.47%
Missing evidence of mortgage insurance (MI)	6	0.47%
Right to Cancel in file not signed by all vested parties	6	0.47%
Missing initial TIL	5	0.39%
Error on RTC	4	0.31%
Missing FHA Mortgage Insurance Certificate	4	0.31%
Missing copy of subject lien Note	3	0.23%
Error on copy of subject lien Mortgage	2	0.16%
Error on final TIL	2	0.16%
Federal Higher-Priced Mortgage loan (2009) - compliant	2	0.16%
Incomplete/Illegible copy of subject lien Mortgage	2	0.16%
Incomplete/Illegible copy of subject lien Note	2	0.16%
Incomplete/Illegible FACTA	2	0.16%
Incomplete/Illegible final TIL in file	2	0.16%
Missing addendum to the Note	2	0.16%
Missing initial GFE	2	0.16%
Missing MI certificate	2	0.16%
Payment amount calculated for payment stream does not match the original payment on the note	2	0.16%
RESPA: Borrower was not provided with special information booklet within 3 business days of application	2	0.16%
RESPA: GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE	2	0.16%
Error on copy of subject lien Note	1	0.08%
Error on final HUD-1	1	0.08%
FICO score is less than minimum required by guidelines	1	0.08%
Incomplete file	1	0.08%
Incomplete/Illegible copy of Modification agreement	1	0.08%

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Exceptions	# of Loans	Percentage of Loans
Ineligible borrower	1	0.08%
Ineligible property	1	0.08%
Misc. Missing Doc Credit Exception 1	1	0.08%
Missing applicable Mortgage Rider	1	0.08%
Missing asset verification	1	0.08%
Providence, RI – Missing State Disclosures	1	0.08%
RESPA violation	1	0.08%
RESPA: Initial escrow account statement does not match charges on Final HUD-1	1	0.08%
RESPA: Redisclosed GFE does not correspond to changed circumstance	1	0.08%
RESPA: Servicing Disclosure Statement not provided to borrower within 3 business days of application	1	0.08%
RI Home Loan - not compliant	1	0.08%
State compliance violation	1	0.08%
Unpaid judgments/liens on title	1	0.08%

ADDITIONAL LOAN POPULATION SUMMARY

Purpose	# of Loans	Percentage of Loans
REFI CASHOUT	733	56.82%
PURCHASE	283	21.94%
REFI R/T	208	16.12%
CONSTRUCTION/PERM	29	2.25%
DEBT CONSOLIDATION	22	1.71%
UNKNOWN	13	1.01%
LIMITED CASH-OUT REFI (GSE)	2	0.16%
Grand Total	1,290	100.00%

Occupancy	# of Loans	Percentage of Loans
PRIMARY	1224	94.88%
INVESTMENT / NON-OWNER	42	3.26%
SECOND HOME	23	1.78%
UNKNOWN	1	0.08%
Grand Total	1,290	100.00%

Property Type	# of Loans	Percentage of Total
SINGLE FAMILY DETACHED	911	70.62%
PUD	135	10.47%
2 FAMILY	44	3.41%
UNKNOWN	44	3.41%
MANUFACTURED HOUSING	42	3.26%
CONDO	37	2.87%

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Property Type	# of Loans	Percentage of Total
CONDO<5FLOORS (LOW RISE)	16	1.24%
TOWNHOUSE	15	1.16%
PUD Attached	13	1.01%
SINGLE FAMILY ATTACHED	10	0.78%
3 FAMILY	7	0.54%
MOBILE HOME	5	0.39%
CONDO 5-8 FLOORS	4	0.31%
CONDO>8FLOORS (HIGH RISE)	3	0.23%
4 FAMILY	2	0.16%
MULTI FAMILY	2	0.16%
Grand Total	1,290	100.00%

Origination Term	# of Loans	Percentage of Total
360	1,104	85.58%
180	93	7.21%
240	36	2.79%
480	15	1.16%
300	12	0.93%
120	9	0.70%
60	5	0.39%
36	2	0.16%
144	2	0.16%
336	2	0.16%
84	1	0.08%
179	1	0.08%
308	1	0.08%
312	1	0.08%
324	1	0.08%
340	1	0.08%
351	1	0.08%
356	1	0.08%
487	1	0.08%
UNKNOWN	1	0.08%
Grand Total	1,290	100.00%

Lien Position	# of Loans	Percentage of Loans
1	1,281	99.30%
2	9	0.70%
Total Number of Occurrences	1,290	100%

Amortization Type	# of Loans	Percentage of Loans
FIXED	828	64.19%
ARM	462	35.81%
Total Number of Occurrences	1,290	100%

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REVIEW RESULTS – SERVICING AND PAY HISTORY
A pay history review was completed on 3,478 mortgage loans and within that population; a collection comment review was completed on 511 mortgage loans. In addition to loans where both a pay history and a collection comment review were performed, an additional 245 mortgage loans were subjected to only a collection comment review (total unique collection comment reviews performed was 756).

Reviews Completed	# of Loans	Percentage of Loans
Comment Review (within Pay History Review Population)	511	67.59%
Comment Review (outside Pay History Review Population)	245	32.41%
Total Collection Comment Review	756	100.00%

COLLECTION COMMENT HISTORY REVIEW SUMMARY (756 Mortgage Loans)
A collection comment review was completed on a total of 756 mortgage loans. Of the mortgage loans reviewed, 509 mortgage loans were also subject to a compliance review and 247 mortgage loans were only subject to a collection comment review and were not part of the compliance review population.

All 756 mortgage loans subject to the collection comment review had a complete collection comment history. The population included 579 mortgage loans in a performing status and 127 mortgage loans in a delinquent status, 40 loans in a bankruptcy status, 9 loans in a loss mitigation status, and 1 loan in a foreclosure status at the time of review. Deceased borrower(s) were identified on 11 mortgage loans, evidence of property damage was identified on 7 mortgage loans, delinquent taxes were identified on 6 mortgage loans, and title issues were identified on 2 mortgage loans. No material issues were identified on the remaining mortgage loans.

Servicing Review Grading	Number of loans	Percentage of Portfolio
1	564	74.60%
2	129	17.06%
3	63	8.33%
Total	756	100.00%

Current Status	Number of loans	Percentage of Portfolio
Performing	579	76.59%
Delinquent/In Collections	127	16.80%
Bankruptcy	40	5.29%
Loss Mitigation	9	1.19%
Foreclosure	1	0.13%
Total	756	100.00%

Lien Position	Number of loans	Percentage of Portfolio
1	756	100.00%
Total	756	100.00%

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Current Occupancy	Number of loans	Percentage of Portfolio
Owner Occupied	286	37.83%
Occupied-UTD	69	9.13%
Vacant	13	1.72%
Tenant Occupied	8	1.06%
Non-Owner Occupied	5	0.66%
Unable to Determine	375	49.60%
Total	756	100.00%

Property Condition	Number of loans	Percentage of Portfolio
Average	9	1.19%
Excellent	15	1.98%
Fair	6	0.79%
Good	83	10.98%
Poor	0	0.00%
Unable to Determine	643	85.05%
Total	756	100.00%

Property Damage	Number of loans	Percentage of Portfolio
No	749	99.07%
Yes	7	0.93%
Total	756	100.00%

Property Damage - Type	Number of loans	Percentage of Property Damage Population
Fire	1	14.29%
Flood	1	14.29%
Other Natural Causes	1	14.29%
Structural	0	0.00%
Unable to Determine	1	14.29%
Water	3	42.86%
Wind	0	0.00%
Total	7	100.00%

Deceased Borrower(s)	Number of loans	Percentage of Portfolio
No	745	98.54%
Yes	11	1.46%
Total	756	100.00%

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High Risk Flags	Number of Risk Flags	Percentage of Portfolio
Deceased Borrowers	11	42.31%
Delinquent Taxes	6	23.08%
Property Damage	7	26.92%
Title Issue	2	7.69%
Total	26	100.00%

PAYMENT HISTORY REVIEW SUMMARY (3,478 Mortgage Loans)
A pay history review was completed on 3,478 mortgage loans.  Of the 3,478 mortgage loans subject to the payment history review, 2,501 mortgage loans (representing 71.91% of the mortgage loans reviewed) had no delinquencies within the lookback period and 977 mortgage loans (representing 28.09% of the mortgage loans reviewed) loans showed evidence of one or more delinquencies during the lookback period.

The lookback period is discussed in the table at the end of this section.

Delinquency During Lookback	Number of loans	Percentage of Portfolio
0	2,501	71.91%
1 or more	977	28.09%
Total	3,478	100.00%

Lookback Period	Number of loans	Percentage of Portfolio
Twenty-Four (24) Months	830	23.86%
Thirty-Six (36) Months	2629	75.59%
Eight-Four (84) Months	19	0.55%
Total	3,478	100.00%

POST CLOSE PAYMENT HISTORY REVIEW SUMMARY (118 Mortgage Loans)
A post close pay history review was completed on 118 mortgage loans.  Of the 118 mortgage loans subject to the post close payment history review, 52 mortgage loans (representing 44.07% of the mortgage loans reviewed) had no delinquencies within the lookback period and 66 mortgage loans (representing 55.93% of the mortgage loans reviewed) loans showed evidence of one or more delinquencies during the lookback period.

The lookback period is discussed in the table at the end of this section.

Delinquency During Lookback	Number of loans	Percentage of Portfolio
0	52	44.07%
1 or more	66	55.93%
Total	118	100.00%

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Lookback Period	Number of loans	Percentage of Portfolio
Five (5) Months	9	7.63%
Twelve (12) Months	98	83.05%
Thirteen (13) Months	5	4.24%
Eighteen (18) Months	6	5.08%
Total	118	100.00%

BPO RECON REVIEW SUMMARY (929 Mortgage Loans)
A BPO recon review was completed on 929 BPO Reports.  Of the 929 BPO Reports that were reviewed, there were no discrepancies were found in the property address.  Additionally there were no discrepancies between the individual BPO reports and the BPO Excel Summary data.

SAFE ACT REVIEW SUMMARY (30 Mortgage Loans)
A SAFE Act review was completed on 30 mortgage loans.  Of the 30 loans that were reviewed, all of the Individual Loan Officers and Loan Origination Companies were found to be in active approved license status at the time of origination.

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